Information: Condensed Financial Statements of The Company (Details) - Condensed Statement of Comprehensive income/(loss) - Parent Company [Member]	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Operating expenses
General and administrative expenses	¥ (2,360,615)	$ (342,257)	¥ (1,059,294)	¥ (3,666,937)
Total operating expenses	(2,360,615)	(342,257)	(1,059,294)	(3,666,937)
Other expenses	(12,107)	(1,755)
Equity in profit/(loss) of subsidiaries and VIEs, net	(5,417,139)	(785,412)	(242,760,667)	37,252,021
Income/(loss) from subsidiaries and VIEs	(5,429,246)	(787,167)	(242,760,667)	37,252,021
Net income/(loss)	(7,789,861)	(1,129,424)	(243,819,961)	33,585,084
Net income/(loss) attributable to the Company’s ordinary shareholders	(7,789,861)	(1,129,424)	(243,819,961)	33,585,084
Net income/(loss)
Other comprehensive (loss)/income, net of nil tax	18,057,155	2,618,041	(4,586,027)	(7,956,640)
Comprehensive income/(loss)	¥ 10,267,294	$ 1,488,617	¥ (248,405,988)	¥ 25,628,444